NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Numerator for basic net earnings per share - Net income	$ 3,444	$ 3,945	$ 13,453
Effect of diluting securities
Numerator for diluted net earnings per share - Net income	$ 3,444	$ 3,945	$ 13,453
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,820	7,725	7,446
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,938	7,938	7,727
Basic net earnings per share	$ 0.45	$ 0.51	$ 1.81
Diluted net earnings per share	$ 0.45	$ 0.51	$ 1.74